PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company acquired equipment with a purchase price of $5,511,568 with accumulated depreciation of $2,287,231. Property and equipment as of December 31, 2022 and 2021 is summarized as follows:

	December 31, 2022	December 31, 2021
Machinery & Equipment	$12,995,494	$4,816,756
Furniture & Fixtures	6,128	-
Vehicles	20,000	-
Leaseholder Improvement	988,100	-
Land	980,129	-
Buildings	724,170	-
Subtotal	15,714,021	4,816,756
Less accumulated depreciation	(2,546,486)	(1,911,719)
Property and equipment, net	$13,167,535	$2,905,037

Depreciation expense for the years ended December 31, 2022 and 2021 was $875,809 and $149,156, respectively. Impairment of equipment and land expense for the years ended December 31, 2022 and 2021 was $227,185 and $388,877, respectively. As of December 31, 2022, the Company’s lenders had advanced $1,193,380 for equipment which had not yet been delivered to the Company.